Subsequent Events (Details) - USD ($)	1 Months Ended				9 Months Ended
	Oct. 31, 2019	Oct. 16, 2019	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2019
Subsequent Events (Textual)
Shares of common stock issued				4,800,000
Accrues interest rate					10.00%
Mature date					Oct. 14, 2020
Description of Conversion Price					(i) $1.50, and (ii) 50% multiplied by the lowest trading price for the Common Stock during the twenty-five (25) trading day period ending on the latest complete trading day prior to the conversion date (representing a discount rate of 50%). Notwithstanding anything contained in the Auctus Note to the contrary, prior to the occurrence of an Event of Default, the Conversion Price shall not be less than $1.50 per share (the “Floor Price”). The Floor Price is subject to adjustment at the six (6) and nine (9) month anniversary of the Issuance Date. In the event that the Floor Price as of such dates is less than 70% multiplied by the volume weighted average price (VWAP) of the Common Stock during the five (5) trading day period immediately prior to such dates, the Floor Price is adjusted to such lesser amount.
Additional investment					$ 1,000,000
Minimum [Member]
Subsequent Events (Textual)
Accrues interest rate					125.00%
Maximum [Member]
Subsequent Events (Textual)
Accrues interest rate					150.00%
Auctus Fund, LLC [Member]
Subsequent Events (Textual)
Accrues interest rate					24.00%
Subsequent Event [Member] | Auctus Fund, LLC [Member]
Subsequent Events (Textual)
Purchase price		$ 500,000
Description of securities purchase agreement	(i) a Convertible Promissory Note in the principal amount of $500,000.00 (the “Auctus Note”); (ii) a common stock purchase warrant permitting Auctus to purchase up to 500,000 shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), at an exercise price of $2.75 per share (the “First Warrant”); (iii) a common stock purchase warrant permitting Auctus to purchase up to 350,000 shares of the Company’s Common Stock at an exercise price of $3.75 per share (the “Second Warrant”); and (iv) a common stock purchase warrant permitting Auctus to purchase up to 275,000 shares of the Company’s Common Stock at an exercise price of $4.75 per share (the “Third Warrant” and together with the First Warrant and the Second Warrant, the “Warrants”, and together with the Note, the “Securities”).
Lyons Capital, LLC [Member]
Subsequent Events (Textual)
Shares of common stock issued			25,000
Lyons Capital, LLC [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Shares of common stock issued			25,000